Business Combination (Tables)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

$ in millions	Current purchase price allocation	Preliminary purchase price allocation
Cash	$116.4	$116.4
Accounts receivable	277.6	277.6
Inventory	123.7	123.7
Other current assets	41.0	41.0
Property, plant and equipment	2,477.8	2,548.5
Intangible assets subject to amortization	147.2	166.3
Intangible assets - indefinite-lived	5.0	5.0
Regulatory assets	201.7	201.1
Other non-current assets	58.3	58.3
Current liabilities	(405.1)	(400.2)
Debt	(1,255.1)	(1,255.1)
Deferred taxes	(514.5)	(558.2)
Regulatory liabilities	(117.0)	(117.0)
Other non-current liabilities	(223.1)	(194.7)
Redeemable preferred stock	(18.4)	(18.4)
Net identifiable assets acquired	915.5	994.3
Goodwill	2,568.1	2,489.3
Net assets acquired	$3,483.6	$3,483.6